Stock-based Compensation - Schedule of fair value of stock options granted was estimated at the grant-date using the Black-Scholes option-pricing model (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		59.40%
Expected term (in years)		6 years
Risk-free interest rate		4.20%
Expected dividend yield	0.00%	0.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	91.90%
Expected term (in years)	6 years 1 month 6 days
Risk-free interest rate	4.30%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	87.00%
Expected term (in years)	5 years 1 month 6 days
Risk-free interest rate	3.60%